Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	15,600,789	15,513,605
Ordinary shares, shares outstanding	15,600,789	15,513,605